Net (Loss)/Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss)/Income Per Share
Schedule of basic and diluted net (loss)/ income per share

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attribute to Jiayuan.com International Ltd.	16,717	37,243	58,937
Accretion of Series A Preferred Shares	(8,690)	(3,222)	—
Income allocated to participating preferred shareholders	(16,717)	(12,681)	—
Numerator for basic and diluted net (loss)/income per share	(8,690)	21,340	58,937

Denominator:
Weighted average number of ordinary shares outstanding—basic	27,272,727	39,647,790	46,297,314
Dilutive effect of share options	—	2,737,043	1,445,784
Weighted average number of ordinary shares outstanding—diluted	27,272,727	42,384,833	47,743,098
Basic net (loss)/income per share	(0.32)	0.54	1.27
Diluted net (loss)/income per share	(0.32)	0.50	1.23